Effects of adoption of IFRS 17	6 Months Ended
Jun. 30, 2023
Insurance Contracts [Abstract]
Effects of adoption of IFRS 17

13	Effects of adoption of IFRS 17
On 1 January 2023 the group adopted IFRS 17 ‘Insurance Contracts’ and as required by the standard applied the requirements retrospectively with comparatives restated from the transition date, 1 January 2022. The tables below provide the transition restatement impact on the group’s consolidated balance sheet as at 1 January 2022, as well as the group consolidated income statement and the group consolidated statement of comprehensive income for the six-month period ended 30 June 2022.
Further information about the effect of adoption of IFRS 17 is provided in Note 1: Basis of preparation of material accounting policies on page 42.
IFRS 17 transition impact on the consolidated balance sheet at 1 January 2022

	IFRS 4	Removal of PVIF and IFRS 4	Remeasure-ment effect of IFRS 9 re-designations	IFRS 17 fulfilment cash flows	IFRS 17 CSM	Tax effect	IFRS 17	Total movements
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	18,649						18,649	—
Loans and advances to banks	10,784						10,784	—
Loans and advances to customers	91,177						91,177	—
Financial investments	41,300						41,300	—
Goodwill and intangible assets	894	(811)					83	(811)
Deferred tax assets	599					199	798	199
All other assets	433,208	(114)		142			433,236	28
Total assets	596,611	(925)	—	142	—	199	596,027	(584)
Liabilities and equity
Liabilities
Insurance contract liabilities	22,264	(22,264)		21,311	890		22,201	(63)
Deferred tax liabilities	15					(10)	5	(10)
All other liabilities	550,617	4		68	(13)		550,676	59
Total liabilities	572,896	(22,260)		21,379	877	(10)	572,882	(14)
Total shareholders’ equity	23,584	21,335	—	(21,237)	(877)	209	23,014	(570)
Non-controlling interests	131						131	—
Total equity	23,715	21,335	—	(21,237)	(877)	209	23,145	(570)
Total liabilities and equity	596,611	(925)	—	142	—	199	596,027	(584)
Transition drivers
Removal of PVIF and IFRS 4 balances
The PVIF intangible asset of £811m previously reported under IFRS 4 within ‘Goodwill and intangible assets’ arose from the upfront recognition of future profits associated with in-force insurance contracts. PVIF is no longer reported following the transition to IFRS 17, as future profits are deferred within the CSM. Other IFRS 4 insurance contract assets (shown above within ‘All other assets’) and insurance contract liabilities are removed on transition, to be replaced with IFRS 17 balances.
Recognition of the IFRS 17 fulfilment cash flows
The measurement of the insurance contracts liabilities under IFRS 17 is based on groups of insurance contracts and includes a liability for fulfilling the insurance contract, such as premiums, expenses, insurance benefits and claims including policyholder returns and the cost of guarantees. These are recorded within the fulfilment cash flow component of the insurance contract liability, together with the risk adjustment for non-financial risk.
Recognition of the IFRS 17 CSM
The CSM is a component of the insurance contract liability and represents the future unearned profit associated with insurance contracts which will be released to the profit and loss over the expected coverage period.
Tax effect
The removal of deferred tax liabilities primarily results from the removal of the associated PVIF intangible, and new deferred tax assets are reported, where appropriate, on temporary differences between the new IFRS 17 accounting balances and their associated tax bases.
IFRS 17 transition impact on the reported consolidated income statement for the 6 months ended 30 June 2022

	IFRS 4	Removal of PVIF and IFRS 4	Insurance finance income/expense	IFRS 17 CSM	Onerous contracts	Experience variance and other	Attribut- able expenses	Tax effect	IFRS 17
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Net interest income	991								991
Net fee income	644						18		662
Net income from financial instruments held for trading or managed on a fair value basis	1,545								1,545
Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(1,326)								(1,326)
Losses recognised on assets held for sale	(219)								(219)
Net insurance premium income	1,036	(1,036)							—
Insurance finance income/(expense)	—		1,168						1,168
Insurance service result	—			57	(5)	10			62
– insurance revenue	—			57		120			177
– insurance service expense	—				(5)	(110)			(115)
Other operating income/(loss)	218	(161)	8			(5)			60
Total operating income	2,889	(1,197)	1,176	57	(5)	5	18	—	2,943
Net insurance claims and benefits paid and movement in liabilities to policyholders	233	(233)							—
Net operating income before change in expected credit losses and other credit impairment charges	3,122	(1,430)	1,176	57	(5)	5	18	—	2,943
Change in expected credit losses and other credit impairment charges	(187)								(187)
Net operating income	2,935	(1,430)	1,176	57	(5)	5	18	—	2,756
Total operating expenses	(2,587)		—	—	—	—	55	—	(2,532)
Operating profit	348	(1,430)	1,176	57	(5)	5	73	—	224
Share of loss in associates and joint ventures	(21)								(21)
Profit before tax	327	(1,430)	1,176	57	(5)	5	73	—	203
Tax expense	(86)							62	(24)
Profit for the period	241	(1,430)	1,176	57	(5)	5	73	62	179

Transition drivers
Removal of IFRS 4 based revenue items
As a result of the removal of the PVIF intangible asset and IFRS 4 results, the associated revenue of £161m for the six months to 30 June 2022 that was previously reported within ‘Other operating income’ is no longer reported under IFRS 17. This includes the removal of the value of new business and changes to in-force book PVIF from valuation adjustments and experience variances.
On the implementation of IFRS 17 new income statement line items associated with insurance contract accounting were introduced. Consequently, the previously reported IFRS 4 line items ‘Net insurance premium income’, and ‘Net insurance claims and benefits paid and movement in liabilities to policyholders’ were also removed.
Introduction of IFRS 17 income statement
Insurance finance income/(expense)
Insurance finance income/(expense) of £1,168m for the six months to 30 June 2022 represents the change in the carrying amount of insurance contracts arising from the effect of, and changes in, the time value of money and financial risk. For VFA contracts, which represent more than 98% of HSBC’s insurance contracts, the insurance finance income/(expense) includes the changes in the fair value of underlying items (excluding additions and withdrawals). It therefore has an offsetting impact to investment income earned on underlying assets supporting insurance contracts. This includes an offsetting impact to the gains and losses on assets held at fair value through profit or loss, and which is now included in ‘Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’.
CSM
Revenue is recognised for the release of the CSM associated with the in-force business, which was allocated at a rate of approximately 14% during the six months to 30 June 2022. The CSM release is largely impacted by the constant measure allocation approach for investment services, but may vary over time primarily due to changes in the total amount of CSM reported on the balance sheet from factors such as new business written, changes to levels of actual returns earned on underlying assets, or changes to assumptions.
Onerous contracts
Losses on onerous contracts are taken to the income statement as incurred.
Experience variance and other
Experience variance and other represents the expected expenses, claims and amortisation of acquisition cash flows which are reported as part of the insurance service revenue. This is offset with the actual expenses and claims incurred in the period and recovery of acquisition cash flows.
Attributable expenses
Directly attributable expenses are the costs associated with originating and fulfilling an identified portfolio of insurance contracts. These costs include distribution fees paid to third parties as part of originating insurance contracts together with appropriate allocations of fixed and variable overheads which are included within the fulfilment cash flows and are no longer shown on the operating expenses line.
IFRS 17 transition impact on the consolidated statement of comprehensive income

	Half year to
	31 Dec	31 Dec	30 Jun	30 Jun
	2022	2022	2022	2022
	IFRS 17	IFRS 4	IFRS 17	IFRS 4
	£m	£m	£m	£m
Opening equity for the period	23,334	23,992	23,145	23,715
of which
– Retained earnings	24,675	25,323	24,157	24,735
– Financial assets at FVOCI reserve	94	632	1,603	1,081
– Insurance finance reserve	540	—	(514)	—
Profit for the period	(732)	(639)	179	241
Debt instruments at fair value through other comprehensive income	(370)	2	(1,516)	(456)
Equity instruments designated at fair value through other comprehensive income	(1)	(1)	1	1
Insurance finance income/ (expense) recognised in other comprehensive income	354	—	1,054	—
Other comprehensive expense for the period, net of tax	(254)	(237)	350	362
Total comprehensive (expense)/income for the period	(1,003)	(875)	68	148
Other movements	902	899	121	129
Closing equity for the period	23,233	24,016	23,334	23,992
Transition drivers
Insurance finance reserve
The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in France. Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in OCI. At the transition date an insurance finance reserve of £(514)m was recognised and following transition, gains net of tax of £1,054m and £354m were recorded in the six months to 30 June 2022 and 31 December 2022 respectively. An offsetting fair value through OCI reserve of £522m recorded on transition represents the accumulated fair value movements on assets supporting these insurance liabilities, with associated losses net of taxes of £1,116m recorded within the fair value through other comprehensive income reserve during the six months to 30 June 2022 and £390m during the six months to 31 December 2022.
Consolidated balance sheet as at transition date and at 31 December 2022.

Consolidated balance sheet
	IFRS 17		IFRS 4
	31 Dec	1 Jan	31 Dec	31 Dec
	2022	2022	2022	2021
	$m	$m	$m	$m
Assets
Cash and balances at central banks	131,433	108,482	131,433	108,482
Items in the course of collection from other banks	2,285	346	2,285	346
Trading assets	79,878	83,706	79,878	83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,881	18,649	15,881	18,649
Derivatives	225,238	141,221	225,238	141,221
Loans and advances to banks	17,109	10,784	17,109	10,784
Loans and advances to customers	72,614	91,177	72,614	91,177
Reverse repurchase agreements – non-trading	53,949	54,448	53,949	54,448
Financial investments	32,604	41,300	32,604	41,300
Assets held for sale	21,214	9	21,214	9
Prepayments, accrued income and other assets	61,444	43,146	61,379	43,118
Current tax assets	595	1,135	595	1,135
Interests in associates and joint ventures	728	743	728	743
Goodwill and intangible assets	91	83	1,167	894
Deferred tax assets	1,583	798	1,279	599
Total assets	716,646	596,027	717,353	596,611
Liabilities and equity
Liabilities
Deposits by banks	20,836	32,188	20,836	32,188
Customer accounts	215,948	205,241	215,948	205,241
Repurchase agreements – non-trading	32,901	27,259	32,901	27,259
Items in the course of transmission to other banks	2,226	489	2,226	489
Trading liabilities	41,265	46,433	41,265	46,433
Financial liabilities designated at fair value	27,282	33,608	27,287	33,608
Derivatives	218,867	139,368	218,867	139,368
Debt securities in issue	7,268	9,428	7,268	9,428
Liabilities of disposal groups held for sale	24,711	—	24,711	—
Accruals, deferred income and other liabilities	67,020	43,515	66,945	43,456
Current tax liabilities	130	97	130	97
Insurance contract liabilities	20,004	22,201	19,987	22,264
Provisions	424	562	424	562
Deferred tax liabilities	3	5	14	15
Subordinated liabilities	14,528	12,488	14,528	12,488
Total liabilities	693,413	572,882	693,337	572,896
Equity
Called up share capital	797	797	797	797
Share premium account	420	—	420	—
Other equity instruments	3,930	3,722	3,930	3,722
Other reserves	(6,413)	(5,662)	(6,368)	(5,670)
Retained earnings	24,368	24,157	25,096	24,735
Total shareholders‘ equity	23,102	23,014	23,875	23,584
Non-controlling interests	131	131	141	131
Total equity	23,233	23,145	24,016	23,715
Total liabilities and equity	716,646	596,027	717,353	596,611